Note 10 - Derivatives and Fair Value Disclosures (Details) - Fair Values for Assets and Liabilities Measured on a Recurring Basis (USD $)	Sep. 30, 2013	Dec. 31, 2012
Note 10 - Derivatives and Fair Value Disclosures (Details) - Fair Values for Assets and Liabilities Measured on a Recurring Basis [Line Items]
Interest Rate Swap Agreements	$ 3,611,021	$ 5,949,241
Fair Value, Inputs, Level 2 [Member]
Note 10 - Derivatives and Fair Value Disclosures (Details) - Fair Values for Assets and Liabilities Measured on a Recurring Basis [Line Items]
Interest Rate Swap Agreements	$ 3,611,021	$ 5,949,241